Total
First Trust Merger Arbitrage Fund
Fees and Expenses of the Fund

The table below provides information on the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares” on page 25 of this Prospectus and in “Appendix A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Trust Merger Arbitrage Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	0.50%	[1]	1.00%	[1]	none
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	For Class A shares, no sales charge applies on investments of $250,000 or more, but to the extent a finder’s fee was paid, a contingent deferred sales charge (“CDSC”) of 0.50% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Trust Merger Arbitrage Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Shareholder servicing fee		0.15%	0.15%	0.08%
Dividends and interest expense on short sales		0.29%	0.29%	0.29%
All other expenses		0.13%	0.13%	0.13%
Other expenses		0.57%	0.57%	0.50%
Acquired fund fees and expenses		0.03%	0.03%	0.03%
Total annual fund operating expenses	[1]	2.10%	2.85%	1.78%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Trust Merger Arbitrage Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	653	1,078	1,528	2,772
Class C Shares	390	883	1,504	3,176
Class I Shares	181	560	964	2,095

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
First Trust Merger Arbitrage Fund | Class C Shares | USD ($)	288	883	1,504	3,176

First Trust Merger Arbitrage Fund

Class A Shares – VARAX

Class C Shares – VARCX

Class I Shares – VARBX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated November 18, 2024, to the

Prospectus dated January 31, 2024.

Effective immediately, the First Trust Merger Arbitrage Fund (the “Fund”) has lowered the maximum sales charge for Class A shares of the Fund from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Fund, which vary by the amount invested. In connection with these revisions, effective immediately, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Effective immediately, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%. Additionally, effective immediately, the redemption fee for the Fund will be removed. Accordingly, effective immediately, all references to the redemption fees in the Prospectus are deleted in their entirety.

In connection with the changes described above, the following revisions are made to the Fund’s Prospectus:

The “Fees and Expenses of the Fund” in the Fund’s summary section of the Prospectus is deleted in its entirety and replaced with the following: